Operating and Maintenance Costs - Schedule of operating and maintenance costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 28,983	$ 21,004
Digital currency mining [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	26,843	18,266
High performance computing hosting [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 2,140	$ 2,738